Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	s/ Onestop Assurance PAC
Auditor Firm ID	6732
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Delixy Holdings Limited and Subsidiaries (collectively referred to as the “Company”) as of December 31, 2024 and 2025, the related consolidated statements of income and comprehensive income/(loss), changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Company as of December 31, 2024 and 2025, and the results of its income and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.